Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost	[1],[2]	$ 22,031.7	$ 19,688.4
Gross Unrealized Gains	[1],[2]	1,588.9	1,414.5
Gross Unrealized Losses	[1],[2]	(139.8)	(166.7)
Net Realized Gains (Losses)	[1],[2]	1.8	1.1
Fair Value	[1],[2]	$ 23,482.6	$ 20,937.3
% of Total Fair Value	[1],[2]	100.00%	100.00%
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 16,287.1	$ 15,347.9
Gross Unrealized Gains		76.5	121.3
Gross Unrealized Losses		(121.6)	(136.8)
Net Realized Gains (Losses)		1.8	(0.2)
Fair Value		$ 16,243.8	$ 15,332.2
% of Total Fair Value		69.20%	73.20%
Fixed maturities | U.S. government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,899.2	$ 2,425.4
Gross Unrealized Gains		0.0	4.4
Gross Unrealized Losses		(29.1)	(0.6)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 2,870.1	$ 2,429.2
% of Total Fair Value		12.20%	11.60%
Fixed maturities | State and local government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,509.5	$ 2,677.6
Gross Unrealized Gains		13.8	47.5
Gross Unrealized Losses		(20.7)	(3.7)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 2,502.6	$ 2,721.4
% of Total Fair Value		10.70%	13.00%
Fixed maturities | Foreign government obligations
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 24.5	$ 18.6
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 24.5	$ 18.6
% of Total Fair Value		0.10%	0.10%
Fixed maturities | Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 4,557.8	$ 3,713.2
Gross Unrealized Gains		17.3	11.3
Gross Unrealized Losses		(24.3)	(33.0)
Net Realized Gains (Losses)		0.1	0.1
Fair Value		$ 4,550.9	$ 3,691.6
% of Total Fair Value		19.40%	17.60%
Fixed maturities | Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,448.5	$ 1,726.0
Gross Unrealized Gains		23.7	22.1
Gross Unrealized Losses		(15.0)	(20.6)
Net Realized Gains (Losses)		1.5	(0.8)
Fair Value		$ 1,458.7	$ 1,726.7
% of Total Fair Value		6.20%	8.30%
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 41.2	$ 90.3
Gross Unrealized Gains		0.0	0.1
Gross Unrealized Losses		(0.6)	(1.1)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 40.6	$ 89.3
% of Total Fair Value		0.20%	0.40%
Fixed maturities | Commercial mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,266.9	$ 2,665.7
Gross Unrealized Gains		12.0	16.9
Gross Unrealized Losses		(25.5)	(29.4)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 2,253.4	$ 2,653.2
% of Total Fair Value		9.60%	12.70%
Fixed maturities | Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,350.7	$ 1,771.1
Gross Unrealized Gains		4.6	1.4
Gross Unrealized Losses		(4.4)	(5.1)
Net Realized Gains (Losses)		0.2	0.5
Fair Value		$ 2,351.1	$ 1,767.9
% of Total Fair Value		10.00%	8.40%
Fixed maturities | Redeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 188.8	$ 260.0
Gross Unrealized Gains		5.1	17.6
Gross Unrealized Losses		(2.0)	(43.3)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 191.9	$ 234.3
% of Total Fair Value		0.80%	1.10%
Equity securities | Nonredeemable preferred stocks
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 734.2	$ 674.2
Gross Unrealized Gains		135.4	122.8
Gross Unrealized Losses		(16.1)	(15.7)
Net Realized Gains (Losses)		0.0	1.3
Fair Value		$ 853.5	$ 782.6
% of Total Fair Value		3.60%	3.70%
Equity securities | Common equities
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 1,437.5	$ 1,494.3
Gross Unrealized Gains		1,377.0	1,170.4
Gross Unrealized Losses		(2.1)	(14.2)
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 2,812.4	$ 2,650.5
% of Total Fair Value		12.00%	12.70%
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 3,572.9	$ 2,172.0
Gross Unrealized Gains		0.0	0.0
Gross Unrealized Losses		0.0	0.0
Net Realized Gains (Losses)		0.0	0.0
Fair Value		$ 3,572.9	$ 2,172.0
% of Total Fair Value		15.20%	10.40%

[1]	Our portfolio reflects the effect of unsettled security transactions and collateral on any open derivative positions; at December 31, 2016, $27.8 million was included in "other liabilities," compared to $23.1 million in "other assets" at December 31, 2015.
[2]	The total fair value of the portfolio at both December 31, 2016 and 2015 included $1.3 billion of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.